Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Purchase Products from a Related Party	The Company’s relationships with related parties who had transactions with the Company are summarized as follows:
Related Party Name	Relationship to the Company
Mr. Ching Tim Hoi (“Mr. Ching”)	Controlling shareholder, CEO and Chairman of the Company and Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”)	An entity controlled by Mr. Ching

Schedule of Amount Due from a Director	Amount due from a director
			As of March 31,
Name of related party	Relationship	Nature of transactions	2023	2024	2024
			HKD	HKD	US$
Mr. Ching	Mr. Ching is a director of Pure Beauty	The receivable represented payments made on behalf of the director and shareholder by Pure Beauty. The loan agreement provides that borrowings are interest-free and are payable on demand. The amount was wholly settled in cash subsequently on June 28, 2024.	992,026	145,166	18,550
		Total	992,026	145,166	18,550

Schedule of Due to a Related Party Consisted	Due to a related party consisted of the following:
	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Name of related party
Zhongshan Raytech	8,768,420	24,278,340	3,102,306
Total	8,768,420	24,278,340	3,102,306

Schedule of Purchase Products from a Related Party	Purchase products from a related party
	For the years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Name of a related party
Zhongshan Raytech	24,221,784	28,301,082	47,704,656	6,095,741
Total	24,221,784	28,301,082	47,704,656	6,095,741